GOODWILL	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 6 — GOODWILL

Acquisition of Axxum Technologies, LLC.

On November 22, 2017, the Company entered into a share transfer agreement with Axxum and the two prior members of Axxum to purchase 100% of the members’ equity interest in the Company in exchange for $6,500,000 in cash and $500,000 in two subordinated convertible promissory notes for $250,000 each, payable to the two members of Axxum. Accordingly, Axxum became a wholly-owned subsidiary of the Company. The Company assessed the carrying value of Axxum’s assets and liabilities at the date of acquisition and determined that the carrying value of those accounts approximated fair value; the difference between the purchase price paid for the acquisition of Axxum and the net asset value derived from the assets and liabilities of Axxum at the date of acquisition has been recognized as goodwill. Accordingly, the purchase costs of $6,500,000 in cash, $500,000 in promissory notes, and $140,005 in capitalized transaction costs, less $573,150 in adjustment in working capital that is recoverable from sellers resulted in a total purchase cost of $6,566,855; the net asset value of Axxum at the date of acquisition was $1,413,589; accordingly, the Company recognized $5,153,266 in goodwill related to the acquisition of Axxum.

Acquisition of Cloudburst Security, LLC.

On April 3, 2019, the Company entered into a membership interest purchase agreement with Cloudburst Security, LLC, a Virginia limited liability company, and its two equity holders to purchase 100% of the issued and outstanding units in exchange for $500,000 in cash; $540,000 for a promissory note to one equity holder and $360,000 to the other; and 111,628 and 74,420 shares of the Company’s common stock to the two equity holders, respectively, on a post-split basis. Accordingly, Cloudburst became a wholly-owned subsidiary of the Company. The Company assessed the carrying value of Cloudburst’s assets and liabilities at the date of acquisition and determined that the carrying value of those accounts approximated fair value; the difference between the purchase price paid for the acquisition of Cloudburst and the net asset value derived from the assets and liabilities of Cloudburst at the date of acquisition has been recognized as goodwill. The purchase costs of $500,000 in cash, $900,000 in promissory notes, $300,000 in 186,048 shares of the Company’s common stock, $1,400,000 in contingent earnout, $62,305 in capitalized transaction costs, resulted in a total purchase cost of $3,162,305; the net asset value of Cloudburst at the date of acquisition was $323,267; accordingly, the Company recognized $2,839,038 in goodwill related to the acquisition of Cloudburst. On April 20, 2022, the holders of the (i) $900,000 promissory notes and (ii) 186,048 shares of the Company’s common stock tendered them to the Company for cancellation.

Relevant factors to the Company’s assessment of the carrying value of goodwill for both business combinations in accordance to the fair value hierarchy under the category of level 3 are as follows: estimation of the growth rate of future incoming and outgoing cash flows, certain elements that comprise the appropriate weighted average cost of capital, such as the equity of potential market participants for comparability analysis, and the Company’s sensitivity to outside factors that would lead to variation in the aforementioned cash flows and weighted average cost of capital.

The Company’s management reviewed the performance of Cloudburst and its manager during the year ended December 31, 2020 and determined that Cloudburst had not met the performance targets set forth at the time of acquisition; as a result, the manager of Cloudburst was dismissed. Management of the Company performed a quantitative analysis of the carrying value of the subsidiary and its related goodwill by preparing a future discounted cash flow analysis, which included variables such as expectations on future cash flows, calculation of the cost of capital, and the probability of capturing certain contracts under the framework of Cloudburst being a federal government approved service provider, and determined that the fair value as of December 31, 2020 was lower than the carrying value that was previously established at the point of acquisition; accordingly, during the year ended December 31, 2020, the Company determined that the contingent earnout should be de-recognized, and written off in its entirety in the amount of $1,400,000 to the Company’s result of operations, and, as a result of the above assessment, the Company recognized an impairment of goodwill in the amount of $1,400,000 that was also recognized to the Company’s results of operations. The Company’s ending goodwill related to the acquisition of Cloudburst after recognizing impairment was $1,439,038.

Goodwill	2024	2023
Axxum Technologies	5,153,266	5,153,266
Cloudburst Security	1,439,038	1,439,038
Total Goodwill	6,592,304	6,592,304